Goldman Sachs Clean Energy Income Fund Annual Fund Operating Expenses - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Clean Energy Income Fund	Nov. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 30, 2027
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component3 Other Expenses	1.42%
Other Expenses (as a percentage of Assets):	1.42%	[1]
Expenses (as a percentage of Assets)	2.47%
Fee Waiver or Reimbursement	(1.21%)	[2]
Net Expenses (as a percentage of Assets)	1.26%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component3 Other Expenses	1.42%
Other Expenses (as a percentage of Assets):	1.67%	[1]
Expenses (as a percentage of Assets)	3.22%
Fee Waiver or Reimbursement	(1.21%)	[2]
Net Expenses (as a percentage of Assets)	2.01%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	1.31%
Other Expenses (as a percentage of Assets):	1.31%	[1]
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(1.21%)	[2]
Net Expenses (as a percentage of Assets)	0.90%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	1.42%
Other Expenses (as a percentage of Assets):	1.42%	[1]
Expenses (as a percentage of Assets)	2.22%
Fee Waiver or Reimbursement	(1.21%)	[2]
Net Expenses (as a percentage of Assets)	1.01%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	1.30%
Other Expenses (as a percentage of Assets):	1.30%	[1]
Expenses (as a percentage of Assets)	2.10%
Fee Waiver or Reimbursement	(1.21%)	[2]
Net Expenses (as a percentage of Assets)	0.89%

[1]	The “Other Expenses” for Investor and Class R6 Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.054% of the Fund’s average daily net assets through at least March 30, 2027, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.